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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07680
Minnesota Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	4/30/05

Schedule of Investments

Minnesota Municipal Income Portfolio

April 30, 2005

	Principal		Market
Description of Security	Amount		Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 142.3%
Authority Revenue — 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$1,000,000		$1,024,120

Economic Development Revenue — 1.3%
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 6.00%, 11/1/28	750,000		817,162

Education Revenue — 8.6%
Higher Education Facility, Augsburg College (Callable 5/1/14 at 100), 5.00%, 5/1/23	500,000		521,350
Higher Education Facility, Carleton College (Callable 11/01/07 at 100), 5.40%, 11/1/14	500,000		529,960
Higher Education Facility, Carleton College (Callable 5/1/06 at 100), 5.75%, 11/1/12	2,000,000		2,059,900
Higher Education Facility, University of St. Thomas (Callable 4/1/08 at 100), 5.38%, 4/1/18	1,050,000		1,089,113
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,210,000		1,269,847
			5,470,170

General Obligations — 34.5%
Burnsville Independent School District (Crossover refunded to 2/1/06 at 100), 4.88%, 2/1/13	2,000,000	(e)	2,031,040
Cambridge Independent School Distirct (Callable 2/01/2015 at 100), 4.00%, 2/1/21	890,000	(g)	872,609
Cambridge Independent School District (Callable 2/01/2015 at 100), 4.00%, 2/1/20	885,000	(g)	873,300
Chaska Independent School District (Crossover refunded to 2/1/06 at 100), 6.00%, 2/1/15	1,675,000	(e)	1,714,915
Delano Independent School District (FSA) (Callable 2/1/11 at 100), 5.88%, 2/1/25	1,000,000	(b)	1,111,760

Lakeville Independent School District (FGIC) (Callable 2/1/08 at 100), 5.00%, 2/1/17	1,000,000	(b)	1,052,560
Lakeville Independent School District, Zero Coupon Bond (FGIC) (Callable 2/1/13 at 68.77), 5.42%, 2/1/20	2,500,000	(b) (d)	1,208,300
Minneapolis and St. Paul Metropolitan Airport Commission, AMT (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/21	1,000,000	(b) (c)	1,051,360
Minneapolis General Obligation (Callable 9/1/05 at 100), 5.20%, 3/1/13	1,000,000		1,008,440
Minnesota State General Obligation, 5.00%, 8/1/09	6,500,000		7,020,065
Sauk Rapids Independent School District (MBIA) (Callable 2/1/11 at 100), 5.75%, 2/1/23	3,500,000	(b)	3,874,395
			21,818,744

Health Care Revenue — 37.6%
Agriculture and Economic Development Board, Fariview Hospital (MBIA) (Callable 11/15/07 at 102), 5.75%, 11/15/26	2,000,000	(b)	2,148,080
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	1,000,000		967,570
Duluth Health Care Facility, Benedictine Health System - St. Mary’s Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,500,000		1,537,035
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	530,000		545,296
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	650,000		695,637
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	680,000		706,574
Minneapolis and St. Paul Housing and Redevelopment Health Care System, Children’s Health Care (FSA) (Prerefunded to 8/15/05 at 102), 5.70%, 8/15/16	500,000	(b) (e)	514,525
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	3,000,000		3,201,990
Minneapolis Health Care, Fairview Health Services (Callable 5/15/12 at 101), 5.63%, 5/15/32	2,000,000		2,124,220
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	1,000,000		1,050,230
Red Wing Elderly Housing, River Region Obligated Group (Prerefunded 9/1/05 at 100, Callable 3/1/05 at 101), 6.50%, 9/1/22	1,500,000	(e)	1,518,870
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	400,000		410,284
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/01/2014 at 100), 5.25%, 9/1/34	1,000,000		1,020,420
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA) (Callable 5/1/10 at 101), 5.75%, 5/1/26	4,500,000	(b)	4,955,445
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.25%, 7/1/30	1,250,000		1,293,600

Todd, Morrison, Cass and Wadena County United Hospital District, Health Care Facility - Lakewood (Callable 12/01/14 at 100), 5.00%, 12/1/34	600,000		603,378
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	500,000		519,525
			23,812,679
Housing Revenue — 12.4%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apts., 6.25%, 5/1/18	500,000		459,525
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28	400,000	(b)	412,876
Maplewood Multifamily Revenue, Carefree Cottages II, AMT (FNMA) (Callable 4/15/14 at 100), 4.80%, 4/15/34	1,000,000	(b) (c)	1,004,320
New Hope Multifamily Housing, North Ridge (FSA) (GNMA) (Prerefunded to 1/1/06 at 102), 6.05%, 1/1/17	450,000	(b) (e)	463,662
Rochester Multifamily Housing, Weatherstone Apts., AMT (Mandatory Put 9/1/17 at 100), 6.38%, 9/1/37	2,800,000	(c)	2,956,156
St. Louis Park Multifamily Housing, Knollwood Apts. (FHA) (Callable 12/1/05 at 102), 6.15%, 12/1/16	500,000	(b)	513,925
State Housing and Finance Agency (Callable 7/1/05 at 100), 5.95%, 1/1/17	1,700,000		1,704,505
State Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.63%, 1/1/24	345,000		321,747
			7,836,716

Leasing Revenue — 2.2%
Andover Economic Development Authority Public Facilty Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	250,000		258,443
Puerto Rico Public Finance Corp. (Callable 2/1/12 at 100), 5.75%, 8/1/27	1,000,000		1,112,950
			1,371,393

Recreation Authority Revenue — 2.3%
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	490,000		502,769
St. Paul Port Authority Hotel Facility (Callable 8/1/08 at 103), 7.38%, 8/1/29	900,000		943,344
			1,446,113

Tax Revenue — 0.8%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	500,000		501,315

Transportation Revenue — 8.7%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/10 at 101), 5.75%, 1/1/32	5,000,000	(b)	5,484,700

Utility Revenue — 24.2%
Princeton Public Utility System (Callable 4/1/12 at 100), 4.25%, 4/1/16	190,000		190,673
Southern Minnesota Municipal Power Agency (AMBAC), 5.25%, 1/1/16	1,000,000	(b)	1,128,060
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 4.29%, 1/1/21	5,000,000	(b) (d)	2,496,950
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 5.16%, 1/1/19	10,000,000	(b) (d)	5,500,600
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 6.70%, 1/1/24	4,000,000	(b) (d)	1,701,680
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 5.08%, 1/1/23	5,000,000	(b) (d)	2,246,050
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 4.71%, 1/1/25	5,000,000	(b) (d)	2,020,250
			15,284,263

Water/Pollution Control Revenue — 8.1%
Public Facilities Authority Water Pollution Control (Callable 3/1/06 at 100), 4.75%, 3/1/10	1,900,000		1,929,184
Public Facilities Authority Water Pollution Control (Callable 3/1/09 at 100), 5.38%, 3/1/19	3,000,000		3,225,270
			5,154,454

Total Municipal Long-Term Securities (cost: $85,128,415)			90,021,829

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Short-Term Securities (f) — 1.8%
Higher Education Facility, Carleton College, 2.85%, 11/1/29	150,000	150,000
Mendota Heights Multifamily Housing, 2.95%, 11/1/31	1,000,000	1,000,000

Total Municipal Short-Term Securities (cost: $1,150,000)		1,150,000

		Market
Description of Security	Shares	Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Money Market Fund — 3.3%
Federated Minnesota Municipal Cash Trust	2,074,227	2,074,227
(cost: $2,074,227)

Total Investments in Securities (h) — 147.4% (cost: $88,352,642)		$93,246,056

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments:

(a)          Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on NASDAQ national market system, the fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2005, the fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each  month.

(b)       Portfolio abbreviations and definitions:

AMBAC–American Municipal Bond Assurance Company

FGIC–Financial Guaranty Insurance Corporation

FHA–Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA–Financial Security Assurance

GNMA–Government National Mortgage Association

MBIA–Municipal Bond Insurance Association

(c)        AMT - Alternative Minimum Tax.  As of April 30, 2005, the aggregate market value of securities subject to the Alternative Minimum Tax is $5,011,836, which represents 7.9% of net assets applicable to common shares.

(d)       The interest rate shown is the effective yield on the date of purchase.

(e)        Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer.  In both cases, the bonds mature at the date and price indicated.

(f)           Floating or variable rate obligation maturing in more than one year.  The interest rate, which is based on specific, or an index of , market interest rates, is subject to change periodically and is the effective rate on April 30, 2005.  This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice.  Maturity date shown represents final maturity.

(g)       On April 30, 2005, the total cost of investments purchased on a when-issued basis was $1,741,039.

(h)       On April 30, 2005, the cost of investments in securities was $88,352,642.  The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$4,997,455
Gross unrealized depreciation	(104,041)
Net unrealized appreciation	$4,893,414

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 29, 2005